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      THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED
 ON MAY 15, 2001 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH
   THAT REQUEST WAS DENIED/CONFIDENTIAL TREATMENT EXPIRED ON JANUARY 8, 2002.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001
                                               --------------

Check here if Amendment [   ]; Amendment Number:          1
                                                 ------------------------
         This Amendment (Check only one.):   [_]      is a restatement.
                                             [X]      adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Satellite Asset Management, L.P.
Address:          10 East 50th Street, 21st Floor
                  New York, NY  10022

Form 13F File Number:  28-05307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Brian S. Kriftcher
Title:            Chief Operating Officer and Principal
Phone:            (212) 209-2050

Signature, Place, and Date of Signing:

/S/ Brian S. Kriftcher              New York, New York          January 14, 2002
---------------------------         -----------------------     ----------------
[Signature]                         [City, State]               [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                      0
                                                                       ----
Form 13F Information Table Entry Total:                                 17
                                                                       ----
Form 13F Information Table Value Total:                               $802,009
                                                                      --------
                                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE


                                                     FORM 13F INFORMATION TABLE
                                                     SATELLITE ASSET MANAGEMENT
                                                  FOR QUARTER ENDED MARCH 31, 2001


------------------------------------------------------------------------------------------------------------------------------------
Name of Issuer                 Title of       CUSIP      Value (x   Shrs or prn SH/  Put/  Investment   Other    Voting Authority
--------------                 ---------      -----      ---------  ----------- ---  ----  ----------   -----    ----------------
                                Class                    $1000)         amt     PRN  Call  Discretion   Managers
                                -----                    ------         ---     ---  ----  ----------    --------
                                                                                                                  ------------------
                                                                                                                Sole   Shared  None
                                                                                                                ----   ------  ----
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ALZA CORP DEL                  COM        022615108     210,317     5,193,000   SH            SOLE              5,193,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
BARRETT RESOURCES CORP         COM PAR    068480201       4,444        74,000   SH            SOLE                 74,000
                               $.01
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
BIOCHEM PHARMA INC             COM        09058T108      22,003       722,900   SH            SOLE                722,900
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CENTURA BKS INC                COM        15640T100         495        10,000   SH            SOLE                 10,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CIT GROUP INC                  CL A       125577106       7,798       270,000   SH            SOLE                270,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CITADEL COMMUNICATIONS         COM        172853202      11,129       447,400   SH            SOLE                447,400
CORP
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
EFFICIENT NETWORKS INC         SB NT      282056AB6      18,666    19,243,000   SH            SOLE             19,243,000
                               CV 5.05%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FINOVA FIN TRUST               TOPRS      31808E207       5,513       225,000   SH            SOLE                225,000
                               CV 9.16%
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
F&M NATL CORP                  COM        302374103       4,926       129,300   SH            SOLE                129,300
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
HONEYWELL INTERNATIONAL        COM        438516106      75,600     1,852,960   SH            SOLE              1,852,960
INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
INTERMEDIA COMMUNICATIONS      COM        458801107      24,014     1,382,100   SH            SOLE              1,382,100
INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
POWERTEL INC                   COM        73936C109       9,836       178,830   SH            SOLE                178,830
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
QUAKER OATS CO                 COM        747402105      13,781       142,000   SH            SOLE                142,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
RALSTON PURINA CO              COM        751277302      68,894     2,211,700   SH            SOLE              2,211,700
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TEXACO INC                     COM        881694103      37,769       568,810   SH            SOLE                568,810
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TOSCO CORP                     COM        891490302      29,932       700,000   SH            SOLE                700,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
VOICESTREAM WIRELESS CORP      COM        928615103     256,892     2,780,971   SH            SOLE              2,780,971
------------------------------------------------------------------------------------------------------------------------------------
REPORT
SUMMARY:  17 DATA RECORDS                               802,009                0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
